Summary of Significant Accounting Policies - Impairment of Long-Lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Asset impairment charges	$ 0	$ 0	$ 0